Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Investments in associates	₩ 1,452,861	₩ 671,330
Associates
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	4,951,196	3,476,038
Interests in the net assets (A*B)	1,452,541	669,496
Intra-group transactions	(79)	(136)
Other reconciliations	399	1,970
Investments in associates	1,452,861	671,330
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 351,193	₩ 333,179
Proportion of ownership interest in associate (B)	14.99%	14.99%
Interests in the net assets (A*B)	₩ 52,665	₩ 49,952
Intra-group transactions	(79)	(136)
Other reconciliations	0	0
Investments in associates	52,586	49,816
Daewontos Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ (2,092)
Proportion of ownership interest in associate (B)	0.00%	36.33%
Interests in the net assets (A*B)	₩ 0	₩ (760)
Intra-group transactions	0	0
Other reconciliations	0	760
Investments in associates	0	0
Songrim Partners
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (62)	₩ (23)
Proportion of ownership interest in associate (B)	35.34%	35.34%
Interests in the net assets (A*B)	₩ (22)	₩ (8)
Intra-group transactions	0	0
Other reconciliations	22	8
Investments in associates	0	0
Neoplux Technology Valuation Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 49,152	₩ 56,214
Proportion of ownership interest in associate (B)	33.33%	33.33%
Interests in the net assets (A*B)	₩ 16,384	₩ 18,738
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	16,384	18,738
Partners 4th Growth Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 59,669	₩ 66,449
Proportion of ownership interest in associate (B)	25.00%	25.00%
Interests in the net assets (A*B)	₩ 14,917	₩ 16,612
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,917	16,612
JAEYANG INDUSTRY
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ (2,571)
Proportion of ownership interest in associate (B)	0.00%	25.90%
Interests in the net assets (A*B)	₩ 0	₩ (666)
Intra-group transactions	0	0
Other reconciliations	0	666
Investments in associates	0	0
KTB Newlake Global Healthcare PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 37,036	₩ 32,385
Proportion of ownership interest in associate (B)	30.00%	30.00%
Interests in the net assets (A*B)	₩ 11,110	₩ 9,715
Intra-group transactions	0	0
Other reconciliations	170	170
Investments in associates	11,280	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 16,179	₩ 15,922
Proportion of ownership interest in associate (B)	20.94%	20.94%
Interests in the net assets (A*B)	₩ 3,388	₩ 3,334
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,388	3,334
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 33,773	₩ 17,032
Proportion of ownership interest in associate (B)	23.33%	23.33%
Interests in the net assets (A*B)	₩ 7,880	₩ 3,974
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,880	3,974
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,499	₩ 17,827
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 8,734	₩ 8,908
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,734	8,908
KCLAVIS Meister Fund No.17
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 4,593	₩ 11,819
Proportion of ownership interest in associate (B)	26.09%	26.09%
Interests in the net assets (A*B)	₩ 1,198	₩ 3,083
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	1,198	3,083
SG No.9 Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 5,385
Proportion of ownership interest in associate (B)	0.00%	26.49%
Interests in the net assets (A*B)	₩ 0	₩ 1,427
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	1,427
Plutus-SG Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,868	₩ 15,943
Proportion of ownership interest in associate (B)	26.67%	26.67%
Interests in the net assets (A*B)	₩ 4,231	₩ 4,252
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,231	4,252
SG ARGES Private Equity Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 18,039
Proportion of ownership interest in associate (B)	0.00%	24.06%
Interests in the net assets (A*B)	₩ 0	₩ 4,341
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	4,341
Eum Private Equity Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,216	₩ 23,547
Proportion of ownership interest in associate (B)	20.76%	20.76%
Interests in the net assets (A*B)	₩ 3,574	₩ 4,889
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,574	4,889
KTB Confidence Private Placement
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,305	₩ 17,505
Proportion of ownership interest in associate (B)	31.43%	30.29%
Interests in the net assets (A*B)	₩ 6,067	₩ 5,302
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,067	5,302
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 17,820	₩ 22,738
Proportion of ownership interest in associate (B)	23.89%	23.89%
Interests in the net assets (A*B)	₩ 4,256	₩ 5,432
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,256	5,432
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 44,226	₩ 41,807
Proportion of ownership interest in associate (B)	20.16%	20.16%
Interests in the net assets (A*B)	₩ 8,916	₩ 8,429
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,916	8,429
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 49,650	₩ 24,159
Proportion of ownership interest in associate (B)	20.00%	20.00%
Interests in the net assets (A*B)	₩ 9,930	₩ 4,831
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,930	4,831
Platform Partners brick save Private Investment trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 8,222
Proportion of ownership interest in associate (B)	0.00%	98.77%
Interests in the net assets (A*B)	₩ 0	₩ 8,120
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	8,120
Shinhan-Midas Donga Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 6,972	₩ 0
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 3,486	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,486	0
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,954	₩ 0
Proportion of ownership interest in associate (B)	24.00%	24.00%
Interests in the net assets (A*B)	₩ 4,549	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,549	0
Synergy-Shinhan Mezzanine New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,215	₩ 21,312
Proportion of ownership interest in associate (B)	47.62%	47.62%
Interests in the net assets (A*B)	₩ 3,912	₩ 10,149
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,912	10,149
The Asia Pacific Capital Fund II L.P.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 1,588
Proportion of ownership interest in associate (B)	0.00%	25.18%
Interests in the net assets (A*B)	₩ 0	₩ 400
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	400
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 54,601	₩ 87,590
Proportion of ownership interest in associate (B)	18.87%	18.87%
Interests in the net assets (A*B)	₩ 10,302	₩ 16,527
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,302	16,527
Credian Healthcare Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 6,977	₩ 13,361
Proportion of ownership interest in associate (B)	34.07%	34.07%
Interests in the net assets (A*B)	₩ 2,377	₩ 4,553
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,377	4,553
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 20,816	₩ 20,839
Proportion of ownership interest in associate (B)	50.00%	50.00%
Interests in the net assets (A*B)	₩ 10,407	₩ 10,419
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,407	10,419
AIP EUROGREEN Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 98,135	₩ 96,538
Proportion of ownership interest in associate (B)	21.28%	21.28%
Interests in the net assets (A*B)	₩ 20,884	₩ 20,544
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	20,884	20,544
Brain Professional Private Trust No.4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 19,067
Proportion of ownership interest in associate (B)	0.00%	27.50%
Interests in the net assets (A*B)	₩ 0	₩ 5,244
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	5,244
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 57,901	₩ 58,498
Proportion of ownership interest in associate (B)	44.84%	44.84%
Interests in the net assets (A*B)	₩ 25,964	₩ 26,232
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	25,964	26,232
Brain KS Qualified Privately Placed Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 10,089
Proportion of ownership interest in associate (B)	0.00%	50.00%
Interests in the net assets (A*B)	₩ 0	₩ 5,097
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	5,097
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 72,687	₩ 74,409
Proportion of ownership interest in associate (B)	4.41%	4.41%
Interests in the net assets (A*B)	₩ 3,209	₩ 3,285
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,209	3,285
JB Power TL Investment Type Private Placement Special Asset Fund 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 50,402	₩ 52,453
Proportion of ownership interest in associate (B)	33.33%	33.33%
Interests in the net assets (A*B)	₩ 16,800	₩ 17,484
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	16,800	17,484
IBK AONE convertible 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 12,861	₩ 12,500
Proportion of ownership interest in associate (B)	47.25%	47.25%
Interests in the net assets (A*B)	₩ 6,077	₩ 5,906
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,077	5,906
Rico synergy collabo Multi-Mezzanine 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 6,431	₩ 10,575
Proportion of ownership interest in associate (B)	50.03%	50.03%
Interests in the net assets (A*B)	₩ 3,217	₩ 5,290
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,217	5,290
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 95,813	₩ 91,627
Proportion of ownership interest in associate (B)	37.50%	37.50%
Interests in the net assets (A*B)	₩ 35,930	₩ 34,360
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	35,930	34,360
GB Professional Private Investment Trust 6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 9,087
Proportion of ownership interest in associate (B)	0.00%	94.51%
Interests in the net assets (A*B)	₩ 0	₩ 8,588
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	8,588
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 44,438	₩ 42,289
Proportion of ownership interest in associate (B)	44.02%	44.02%
Interests in the net assets (A*B)	₩ 19,562	₩ 18,616
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,562	18,616
SHBNPP Private Korea Equity Long-Short Professional Feeder
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 66,737
Proportion of ownership interest in associate (B)	0.00%	21.52%
Interests in the net assets (A*B)	₩ 0	₩ 14,370
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	14,370
Shinhan-Stonebridge Petro PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 38	₩ 1,025,077
Proportion of ownership interest in associate (B)	1.82%	1.82%
Interests in the net assets (A*B)	₩ 1	₩ 18,681
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	1	18,681
BNP Paribas Cardif General Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,128	₩ 34,225
Proportion of ownership interest in associate (B)	10.00%	10.00%
Interests in the net assets (A*B)	₩ 2,113	₩ 3,423
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,113	3,423
Axis Global Growth New Technology Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,064	₩ 15,308
Proportion of ownership interest in associate (B)	31.85%	31.85%
Interests in the net assets (A*B)	₩ 3,205	₩ 4,875
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,205	4,875
Polaris No7 Start up and Venture Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 8,061	₩ 15,183
Proportion of ownership interest in associate (B)	28.57%	28.57%
Interests in the net assets (A*B)	₩ 2,303	₩ 4,338
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	2,303	4,338
Hermes Private Investment Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,859	₩ 24,225
Proportion of ownership interest in associate (B)	29.17%	29.17%
Interests in the net assets (A*B)	₩ 6,376	₩ 7,065
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,376	7,065
SHC ULMUS Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,706	₩ 0
Proportion of ownership interest in associate (B)	29.41%	29.41%
Interests in the net assets (A*B)	₩ 3,149	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,149	0
Shinhan-Nvestor Liquidity Solution Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 19,524	₩ 0
Proportion of ownership interest in associate (B)	24.92%	24.92%
Interests in the net assets (A*B)	₩ 4,865	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,865	0
Shinhan AIM FoF Fund 1a
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 28,967	₩ 17,467
Proportion of ownership interest in associate (B)	25.00%	24.91%
Interests in the net assets (A*B)	₩ 7,242	₩ 4,351
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,242	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 29,365
Proportion of ownership interest in associate (B)	0.00%	34.48%
Interests in the net assets (A*B)	₩ 0	₩ 10,126
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	10,126
Heungkuk High Class Professional Trust Private Fund 37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 0	₩ 18,877
Proportion of ownership interest in associate (B)	0.00%	50.00%
Interests in the net assets (A*B)	₩ 0	₩ 9,438
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	0	9,438
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 38,874	₩ 35,426
Proportion of ownership interest in associate (B)	25.00%	25.11%
Interests in the net assets (A*B)	₩ 9,718	₩ 8,896
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,718	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 131,237	₩ 125,954
Proportion of ownership interest in associate (B)	25.27%	25.27%
Interests in the net assets (A*B)	₩ 33,166	₩ 31,831
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	33,166	31,831
Soo Commerce Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,762	₩ 25,902
Proportion of ownership interest in associate (B)	24.62%	24.62%
Interests in the net assets (A*B)	₩ 6,343	₩ 6,378
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,343	6,378
Partner One Value up I Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 42,602	₩ 42,776
Proportion of ownership interest in associate (B)	27.91%	27.91%
Interests in the net assets (A*B)	₩ 11,891	₩ 11,939
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	11,891	11,939
Genesis No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 224,315	₩ 200,669
Proportion of ownership interest in associate (B)	22.80%	22.80%
Interests in the net assets (A*B)	₩ 51,150	₩ 45,758
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	51,150	45,758
GMB ICT New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,359	₩ 29,657
Proportion of ownership interest in associate (B)	26.75%	26.75%
Interests in the net assets (A*B)	₩ 7,854	₩ 7,934
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,854	7,934
Korea Omega Project Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 12,818	₩ 0
Proportion of ownership interest in associate (B)	23.53%	23.53%
Interests in the net assets (A*B)	₩ 3,016	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,016	0
Soo Delivery Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 29,740	₩ 29,944
Proportion of ownership interest in associate (B)	30.00%	30.00%
Interests in the net assets (A*B)	₩ 8,922	₩ 8,983
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,922	8,983
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 45,759	₩ 52,170
Proportion of ownership interest in associate (B)	39.92%	39.92%
Interests in the net assets (A*B)	₩ 18,275	₩ 20,824
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,275	20,824
Hyungje art printing
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (264)	₩ 0
Proportion of ownership interest in associate (B)	31.54%	31.54%
Interests in the net assets (A*B)	₩ (83)	₩ 0
Intra-group transactions	0	0
Other reconciliations	83	0
Investments in associates	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 88,763	₩ 26,589
Proportion of ownership interest in associate (B)	23.33%	23.33%
Interests in the net assets (A*B)	₩ 20,712	₩ 6,204
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	20,712	6,204
Shinhan-Rhinos 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 13,474	₩ 0
Proportion of ownership interest in associate (B)	22.48%	0.00%
Interests in the net assets (A*B)	₩ 3,029	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,029	0
Pacific Private Investment Trust No.20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,749	₩ 0
Proportion of ownership interest in associate (B)	21.74%	0.00%
Interests in the net assets (A*B)	₩ 4,076	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,076	0
Susung Mezzanine project P1 Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 9,672	₩ 0
Proportion of ownership interest in associate (B)	41.18%	0.00%
Interests in the net assets (A*B)	₩ 5,128	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,128	0
Korea Finance Security
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 21,693	₩ 0
Proportion of ownership interest in associate (B)	14.91%	0.00%
Interests in the net assets (A*B)	₩ 3,235	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,235	0
MIEL CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (119)	₩ 0
Proportion of ownership interest in associate (B)	28.77%	0.00%
Interests in the net assets (A*B)	₩ (34)	₩ 0
Intra-group transactions	0	0
Other reconciliations	34	0
Investments in associates	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 88,395	₩ 0
Proportion of ownership interest in associate (B)	35.73%	0.00%
Interests in the net assets (A*B)	₩ 31,580	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	31,580	0
Lime Neptune Professional Private 6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,125	₩ 0
Proportion of ownership interest in associate (B)	50.00%	0.00%
Interests in the net assets (A*B)	₩ 5,063	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,063	0
PCC S/W 2nd Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,154	₩ 0
Proportion of ownership interest in associate (B)	29.56%	0.00%
Interests in the net assets (A*B)	₩ 3,001	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,001	0
E&Healthcare Investment Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 38,179	₩ 0
Proportion of ownership interest in associate (B)	20.37%	0.00%
Interests in the net assets (A*B)	₩ 7,776	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,776	0
One Shinhan Global Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,244	₩ 0
Proportion of ownership interest in associate (B)	19.98%	0.00%
Interests in the net assets (A*B)	₩ 4,441	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,441	0
Kiwoom-Shinhan Innovation Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 14,568	₩ 0
Proportion of ownership interest in associate (B)	50.00%	0.00%
Interests in the net assets (A*B)	₩ 7,284	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,284	0
Daishin-K&T New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,583	₩ 0
Proportion of ownership interest in associate (B)	31.25%	0.00%
Interests in the net assets (A*B)	₩ 7,057	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	7,057	0
Midas Asset Global CRE Debt Private Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 118,368	₩ 0
Proportion of ownership interest in associate (B)	20.05%	0.00%
Interests in the net assets (A*B)	₩ 23,731	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	23,731	0
Richmond Private Investment Trust No.82
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 25,200	₩ 0
Proportion of ownership interest in associate (B)	60.00%	0.00%
Interests in the net assets (A*B)	₩ 15,120	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	15,120	0
Tiger Alternative Real Estate Professional Private5
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 40,689	₩ 0
Proportion of ownership interest in associate (B)	48.71%	0.00%
Interests in the net assets (A*B)	₩ 19,820	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,820	0
Samchully Midstream Private Placement Special Asset Fund 5-4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 71,625	₩ 0
Proportion of ownership interest in associate (B)	42.92%	0.00%
Interests in the net assets (A*B)	₩ 30,742	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	30,742	0
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 269,155	₩ 0
Proportion of ownership interest in associate (B)	20.00%	0.00%
Interests in the net assets (A*B)	₩ 53,831	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	53,831	0
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 67,004	₩ 0
Proportion of ownership interest in associate (B)	21.43%	0.00%
Interests in the net assets (A*B)	₩ 14,358	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,358	0
NH-Amundi Global Infrastructure Trust 14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 61,657	₩ 0
Proportion of ownership interest in associate (B)	30.00%	0.00%
Interests in the net assets (A*B)	₩ 18,497	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	18,497	0
Pacific Private Real Estate Fund Investment Trust No.30
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 39,509	₩ 0
Proportion of ownership interest in associate (B)	37.50%	0.00%
Interests in the net assets (A*B)	₩ 14,816	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	14,816	0
Jarvis Memorial Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,267	₩ 0
Proportion of ownership interest in associate (B)	99.01%	0.00%
Interests in the net assets (A*B)	₩ 10,166	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,166	0
Mastern Private Investment Trust 68
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 18,598	₩ 0
Proportion of ownership interest in associate (B)	53.76%	0.00%
Interests in the net assets (A*B)	₩ 9,999	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,999	0
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 7,329	₩ 0
Proportion of ownership interest in associate (B)	60.00%	0.00%
Interests in the net assets (A*B)	₩ 4,397	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,397	0
Milestone Private Real Estate Fund 3 (Derivative Type)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 53,608	₩ 0
Proportion of ownership interest in associate (B)	32.06%	0.00%
Interests in the net assets (A*B)	₩ 17,186	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	17,186	0
IGIS Private Real Estate Investment Trust 286 (2 class)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 23,502	₩ 0
Proportion of ownership interest in associate (B)	41.56%	0.00%
Interests in the net assets (A*B)	₩ 9,768	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,768	0
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 28,469	₩ 0
Proportion of ownership interest in associate (B)	31.31%	0.00%
Interests in the net assets (A*B)	₩ 8,914	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,914	0
Lime Pricing Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 32,113	₩ 0
Proportion of ownership interest in associate (B)	25.85%	0.00%
Interests in the net assets (A*B)	₩ 8,300	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	8,300	0
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 197,417	₩ 0
Proportion of ownership interest in associate (B)	21.27%	0.00%
Interests in the net assets (A*B)	₩ 41,991	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	41,991	0
DS Solid.II Hedge Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 15,042	₩ 0
Proportion of ownership interest in associate (B)	27.41%	0.00%
Interests in the net assets (A*B)	₩ 4,123	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	4,123	0
Hana Semiconductor New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 52,905	₩ 0
Proportion of ownership interest in associate (B)	24.30%	0.00%
Interests in the net assets (A*B)	₩ 12,856	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	12,856	0
J&Magnet Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 24,513	₩ 0
Proportion of ownership interest in associate (B)	24.39%	0.00%
Interests in the net assets (A*B)	₩ 5,979	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,979	0
Cape IT Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 30,298	₩ 0
Proportion of ownership interest in associate (B)	32.89%	0.00%
Interests in the net assets (A*B)	₩ 9,967	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,967	0
Vogo Realty Partners Private Real Estate Fund V
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 47,958	₩ 0
Proportion of ownership interest in associate (B)	21.64%	0.00%
Interests in the net assets (A*B)	₩ 10,376	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	10,376	0
IL GU FARM CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ (316)	₩ 0
Proportion of ownership interest in associate (B)	28.47%	0.00%
Interests in the net assets (A*B)	₩ (90)	₩ 0
Intra-group transactions	0	0
Other reconciliations	90	0
Investments in associates	0	0
Korea Credit Bureau
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 75,689	₩ 0
Proportion of ownership interest in associate (B)	9.00%	0.00%
Interests in the net assets (A*B)	₩ 6,812	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	6,812	0
SBC PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 80,000	₩ 0
Proportion of ownership interest in associate (B)	25.00%	0.00%
Interests in the net assets (A*B)	₩ 20,000	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	20,000	0
Sprott Global Renewable Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 82,718	₩ 0
Proportion of ownership interest in associate (B)	23.10%	0.00%
Interests in the net assets (A*B)	₩ 19,016	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	19,016	0
NH-amundi global infra private fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 96,316	₩ 0
Proportion of ownership interest in associate (B)	50.00%	0.00%
Interests in the net assets (A*B)	₩ 48,158	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	48,158	0
IMM Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 90,807	₩ 0
Proportion of ownership interest in associate (B)	31.85%	0.00%
Interests in the net assets (A*B)	₩ 28,925	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	28,925	0
HANA Alternative Estate Professional Private122
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 34,853	₩ 0
Proportion of ownership interest in associate (B)	75.19%	0.00%
Interests in the net assets (A*B)	₩ 26,205	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	26,205	0
Hanwha-Incus Plus New Technology Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 12,899	₩ 0
Proportion of ownership interest in associate (B)	42.64%	0.00%
Interests in the net assets (A*B)	₩ 5,499	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,499	0
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 111,607	₩ 0
Proportion of ownership interest in associate (B)	45.96%	0.00%
Interests in the net assets (A*B)	₩ 51,293	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	51,293	0
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 261,433	₩ 0
Proportion of ownership interest in associate (B)	57.50%	0.00%
Interests in the net assets (A*B)	₩ 150,317	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	150,317	0
PSA EMP Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 34,250	₩ 0
Proportion of ownership interest in associate (B)	28.99%	0.00%
Interests in the net assets (A*B)	₩ 9,927	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,927	0
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 56,360	₩ 0
Proportion of ownership interest in associate (B)	52.28%	0.00%
Interests in the net assets (A*B)	₩ 29,463	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	29,463	0
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,285	₩ 0
Proportion of ownership interest in associate (B)	25.70%	0.00%
Interests in the net assets (A*B)	₩ 5,727	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,727	0
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 22,536	₩ 0
Proportion of ownership interest in associate (B)	25.42%	0.00%
Interests in the net assets (A*B)	₩ 5,729	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	5,729	0
BRAIN DO PROFESSIONALE PRIVATE No. 27
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 10,295	₩ 0
Proportion of ownership interest in associate (B)	29.13%	0.00%
Interests in the net assets (A*B)	₩ 3,065	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	3,065	0
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 39,095	₩ 0
Proportion of ownership interest in associate (B)	25.00%	0.00%
Interests in the net assets (A*B)	₩ 9,869	₩ 0
Intra-group transactions	0	0
Other reconciliations	0	0
Investments in associates	9,869	0
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 315,179
Proportion of ownership interest in associate (B)		0.00%
Interests in the net assets (A*B)		₩ 91,483
Intra-group transactions		0
Other reconciliations		366
Investments in associates		₩ 91,849
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	₩ 337,794
Proportion of ownership interest in associate (B)	0.00%
Interests in the net assets (A*B)	₩ 85,931
Intra-group transactions	0
Other reconciliations	0
Investments in associates	₩ 85,931